Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Significant Accounting Policies
Unrealized Gain/loss On Bitcoin			$ 4,621
Sales		$ 258		$ 258	$ 1,758	$ 0
Cost Of Goods Sold	$ 86,211	456	130,871	456	456	0
Gross Profit	$ (59,018)	$ (198)	$ (82,474)	$ (198)	$ 1,302	$ 0